Basis of Presentation	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation

1. Basis of Presentation

The unaudited interim consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation (or Teekay), which is incorporated under the laws of the Republic of the Marshall Islands, and its wholly-owned or controlled subsidiaries (collectively, the Company). Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these interim financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2012, included in the Company’s Annual Report on Form 20-F. In the opinion of management, these unaudited financial statements reflect all adjustments, consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Company’s consolidated financial position, results of operations, cash flows and changes in total equity for the interim periods presented. The results of operations for the three and six months ended June 30, 2013, are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Given current credit market conditions, it is possible that the amounts recorded as derivative assets and liabilities could vary by material amounts prior to their settlement.

In order to more closely align the Company’s presentation to many of its peers, the cost of ship management activities of $19.1 million and $38.6 million related to the Company’s fleet and to services provided to third parties for the three and six months ended June 30, 2013, respectively, have been presented as vessel operating expenses. For the three and six months ended June 30, 2013, revenues of $7.3 million and $13.8 million, respectively, from ship management activities provided to third parties have been presented in revenues. Prior to 2013, the Company included these amounts in general and administrative expenses. All such costs incurred and revenues recorded in comparative periods have been reclassified from general and administrative expenses to vessel operating expenses and revenues to conform to the presentation adopted in the current period. The amounts reclassified from general and administrative expenses to vessel operating expenses were $19.4 million and $40.0 million for the three and six months ended June 30, 2012, respectively. The amounts reclassified from general and administrative expenses to revenues were $4.9 million and $10.4 million for the three and six months ended June 30, 2012, respectively.